Organization and Business Operations - Business Combination Agreement (Details) - USD ($)		12 Months Ended
	Sep. 13, 2023	Dec. 31, 2023	Sep. 30, 2024	Mar. 20, 2023	Jul. 07, 2022
Organization and Business Operations
Common stock, par value			$ 0.0001
Kingswood Acquisition Corp
Organization and Business Operations
Amount deposited in trust account		$ 692,183
Second amendment to merger agreement | Private warrants | Kingswood Acquisition Corp
Organization and Business Operations
Number of warrants to be forfeited prior to the effective time of business combination	3,084,450
Merger among Company, Holdings, Kingswood Merger Sub, Wentworth Merger Sub and Wentworth | Kingswood Acquisition Corp
Organization and Business Operations
Common stock, par value					$ 0.0001
Merger among Company, Holdings, Kingswood Merger Sub, Wentworth Merger Sub and Wentworth | First amendment to merger agreement | Kingswood Acquisition Corp
Organization and Business Operations
Available closing date cash				$ 3,500,000
Merger among Company, Holdings, Kingswood Merger Sub, Wentworth Merger Sub and Wentworth | Second amendment to merger agreement | Kingswood Acquisition Corp
Organization and Business Operations
Additional shares of common stock to be issued to certain holders of continuing company units	1,100,000
Number of Shares of Common Stock for Company Merger Consideration	12,000,000
Minimum amount of available closing date cash to be maintained	$ 14,000,000
Merger among Company, Holdings, Kingswood Merger Sub, Wentworth Merger Sub and Wentworth | Second amendment to merger agreement | Wentworth | Kingswood Acquisition Corp
Organization and Business Operations
Amount of cost and expenses to be reimbursed	150,000
Amount deposited in trust account	622,965
Merger among Company, Holdings, Kingswood Merger Sub, Wentworth Merger Sub and Wentworth | Second amendment to merger agreement | Sponsor | Kingswood Acquisition Corp
Organization and Business Operations
Additional amount to be loaned by sponsor	$ 250,000
Merger among Company, Holdings, Kingswood Merger Sub, Wentworth Merger Sub and Wentworth | Second amendment to merger agreement | Holdings Common Stock | Kingswood Acquisition Corp
Organization and Business Operations
Number of warrants to be forfeited prior to the effective time of business combination	1,100,000
Volume weighted average price per share of common stock	$ 12
Number of trading days considered for calculating volume weighted average price per share of common stock	20 days
Minimum trading day period considered	30 days
Period from the closing of business combination for vwap	4 years
Merger among Company, Holdings, Kingswood Merger Sub, Wentworth Merger Sub and Wentworth | Second amendment to merger agreement | Series A Convertible Preferred Stock | Kingswood Acquisition Corp
Organization and Business Operations
Number of shares agreed and proposed to issue	1,500,000
Merger among Company, Holdings, Kingswood Merger Sub, Wentworth Merger Sub and Wentworth | Second amendment to merger agreement | Private warrants | Kingswood Acquisition Corp
Organization and Business Operations
Number of warrants to be forfeited prior to the effective time of business combination	3,084,450